Basis of Presentation, Significant Accounting Policies and Fair Value Measurements - Common Stock Equivalent Shares Excluded From Calculation of Diluted Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Anti-dilutive Shares Excluded from Calculation of Diluted Net Loss Per Share (in shares)	12,787,858	11,648,571
Employee Stock Option
Anti-dilutive Shares Excluded from Calculation of Diluted Net Loss Per Share (in shares)	9,288,028	9,513,039
Restricted Stock Units
Anti-dilutive Shares Excluded from Calculation of Diluted Net Loss Per Share (in shares)	3,049,830	1,685,532
Warrants
Anti-dilutive Shares Excluded from Calculation of Diluted Net Loss Per Share (in shares)	450,000	450,000